Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Operating Expenses [Abstract]
Schedule of operating expenses
General and administrative	2021	2020	2019
Bad Debt	$-	$506	$19,411
Consulting services	-	2,179	68,424
Depreciation	29,515	26,069	20,666
Office	193,513	55,497	45,363
Professional Fees	805,898	20,020	36,997
Salaries and Benefits	986,490	268,545	223,495
Employee stock option expense	6,430,158	-	-
Travel and entertainment	37,503	1,753	14,506
	$8,478,017	$374,569	$428,862

Sales and marketing	2021	2020	2019
Advertising	$587,018	$5,187	$15,690
Consulting services	243,012	-	-
Depreciation	8,868	7,833	11,833
Office	34,206	16,674	25,973
Salaries and Benefits	84,418	80,686	127,964
	$957,522	$110,380	$181,460

Research and development	2021	2020	2019
Depreciation	$26,290	$23,220	$17,867
Consulting services	83,646	-	-
Office	106,487	49,432	39,221
Salaries and Benefits	250,266	239,199	193,228
	$466,689	$311,851	$250,316